STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

Consolidated Schedule of Investments as of July 31, 2022 (Unaudited)

	PRINCIPAL AMOUNT		VALUE
EVENT LINKED BONDS - 17.7%
Europe - 0.0% (a)
Earthquake - 0.0% (a)
Azzurro Re II Class A
(3 Month Euribor + 4.760%), 01/17/2024 (b)(c)(d)(e) (Cost: $360,807; Original Acquisition Date: 07/06/2020)	EUR	319,000	$324,598

Global - 2.3%
Earthquake - 0.0% (a)
IBRD CAR 123 Class A
(3 Month Libor USD + 5.500%), 12/02/2022 (b)(c)(d)(e) (Cost: $588,000; Original Acquisition Date: 11/15/2019)		$588,000	585,795

Multiperil - 2.3%
Atlas Capital 2020 DAC 2020-1
(T-Bill 3 Month + 8.300%), 06/10/2024 (b)(c)(d)(e) (Cost: $8,135,000; Original Acquisition Date: 04/23/2020)		8,135,000	7,939,760
Atlas Capital UK 2019 PLC 2019-1
(3 Month Libor USD + 11.600%), 06/07/2023 (b)(c)(d)(e) (Cost: $4,564,000; Original Acquisition Date: 05/24/2019)		4,564,000	4,447,162
Hypatia Ltd. 2020-1 Class A
(T-Bill 3 Month + 7.325%), 06/07/2023 (b)(c)(d)(e) (Cost: $2,737,000; Original Acquisition Date: 07/10/2020)		2,737,000	2,714,967
Hypatia Ltd. 2020-1 Class B
(T-Bill 3 Month + 10.275%), 06/07/2023 (b)(c)(d)(e) (Cost: $4,211,000; Original Acquisition Date: 07/10/2020)		4,211,000	4,173,101
Matterhorn Re Ltd 2020-2 Class A
(T-Bill 3 Month + 5.000%), 01/08/2024 (b)(c)(d)(e) (Cost: $3,049,000; Original Acquisition Date: 01/29/2020)		3,049,000	2,909,661
Matterhorn Re Ltd SR2022-1 Class A
(SOFR + 5.315%), 03/24/2025 (b)(c)(d)(e) (Cost: $959,644; Original Acquisition Date: 07/13/2022)		1,000,000	957,600
Northshore Re II 2019-1 Class A
(T-Bill 3 Month + 7.310%), 07/07/2023 (b)(c)(d)(e) (Cost: $3,905,000; Original Acquisition Date: 06/21/2019)		3,905,000	3,898,361
Resilience Re Series 1711A
0.000%, 05/01/2023 (b)(e)(f)(g)(h)(i) (Cost: $238,865; Original Acquisition Date: 02/06/2017)		25,000,000	—

			27,040,612

			27,626,407

Japan - 0.5%
Earthquake - 0.5%
Nakama Re 2018-1 Class 1
(3 Month Libor USD + 2.000%), 04/13/2023 (b)(c)(d)(e) (Cost: $1,728,304; Original Acquisition Date: 03/11/2019)		1,744,000	1,721,851
Nakama Re 2018-1 Class 2
(3 Month Libor USD + 3.000%), 04/13/2023 (b)(c)(d)(e) (Cost: $3,352,939; Original Acquisition Date: 05/02/2019)		3,362,000	3,336,449
Nakama Re 2020-1 Class 1
(T-Bill 3 Month + 2.200%), 01/07/2025 (b)(c)(d)(e) (Cost: $871,000; Original Acquisition Date: 02/04/2020)		871,000	857,935

			5,916,235

Mexico - 0.7%
Earthquake - 0.4%
IBRD CAR 125 Class A
(3 Month Libor USD + 3.500%), 03/13/2024 (b)(c)(d)(e) (Cost: $3,619,000; Original Acquisition Date: 02/28/2020)		3,619,000	3,615,562
IBRD CAR 126 Class B
(3 Month Libor USD + 9.000%), 03/13/2024 (b)(c)(d)(e) (Cost: $639,000; Original Acquisition Date: 02/28/2020)		639,000	639,064

			4,254,626

Windstorm - 0.3%
IBRD CAR 127 Class C
(3 Month Libor USD + 10.000%), 03/13/2024 (b)(c)(d)(e) (Cost: $3,479,216; Original Acquisition Date: 02/28/2020)		3,479,000	3,431,337

			7,685,963

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

Consolidated Schedule of Investments as of July 31, 2022 (Unaudited)

	PRINCIPAL AMOUNT	VALUE
United States - 14.2%
Earthquake - 3.4%
Phoenician Re Ltd. 2020-1 Class A
(T-Bill 3 Month + 3.000%), 12/14/2023 (b)(c)(d)(e) (Cost: $990,449; Original Acquisition Date: 07/06/2022)	$1,000,000	$987,500
Phoenician Re Ltd. 2020-2 Class A
(T-Bill 3 Month + 2.900%), 12/14/2023 (b)(c)(d)(e) (Cost: $1,988,910; Original Acquisition Date: 07/28/2022)	2,009,000	1,983,888
Sutter Re 2020-1 Class A
(T-Bill 3 Month + 5.040%), 05/23/2023 (b)(c)(d)(e) (Cost: $2,975,156; Original Acquisition Date: 07/01/2022)	3,000,000	3,001,950
Ursa Re 2019-1 Class C
(T-Bill 3 Month + 5.750%), 12/10/2022 (b)(c)(d)(e) (Cost: $13,140,755; Original Acquisition Date: 11/20/2019)	13,152,000	12,981,024
Ursa Re II 2020-1 Class AA
(T-Bill 3 Month + 3.750%), 12/07/2023 (b)(c)(d)(e) (Cost: $3,683,000; Original Acquisition Date: 10/08/2020)	3,683,000	3,651,326
Ursa Re II 2020-1 Class D
(T-Bill 3 Month + 6.250%), 12/07/2023 (b)(c)(d)(e) (Cost: $9,303,000; Original Acquisition Date: 10/08/2020)	9,303,000	9,116,940
Ursa Re II 2021-1 Class F
(T-Bill 3 Month + 6.190%), 12/06/2024 (b)(c)(d)(e) (Cost: $9,372,333; Original Acquisition Date: 07/13/2022)	9,800,000	9,339,400

		41,062,028

Fire - 0.1%
SD Re 2020-1 Class A
(T-Bill 3 Month + 9.750%), 07/14/2023 (b)(c)(d)(e) (Cost: $1,062,000; Original Acquisition Date: 07/02/2020)	1,062,000	1,050,159

Flood - 0.6%
FloodSmart Re 2020 Class A
(T-Bill 3 Month + 11.580%), 02/27/2023 (b)(c)(e) (Cost: $730,728; Original Acquisition Date: 07/22/2020)	736,000	704,462
FloodSmart Re 2020 Class B
(T-Bill 3 Month + 15.080%), 02/27/2023 (b)(c)(e) (Cost: $3,471,450; Original Acquisition Date: 04/28/2020)	3,500,000	3,340,575
FloodSmart Re 2022-1 Class A
(T-Bill 3 Month + 11.250%), 02/26/2029 (b)(c)(e) (Cost: $2,886,562; Original Acquisition Date: 07/12/2022)	3,000,000	2,879,250

		6,924,287

Multiperil - 7.5%
Baldwin Re 2021-1 Class A
(T-Bill 3 Month + 2.250%), 07/07/2025 (b)(c)(d)(e) (Cost: $3,120,357; Original Acquisition Date: 07/25/2022)	3,200,000	3,113,600
Bonanza Re 2020-1 Class A
(T-Bill 3 Month + 4.870%), 02/20/2024 (b)(c)(d)(e) (Cost: $2,025,000; Original Acquisition Date: 02/13/2020)	2,025,000	1,937,925
Bowline Re 2019-1 Class A
(T-Bill 3 Month + 4.500%), 03/20/2023 (b)(c)(d)(e) (Cost: $3,983,000; Original Acquisition Date: 03/08/2019)	3,983,000	3,879,641
Bowline Re 2019-1 Class B
(T-Bill 3 Month + 8.850%), 03/20/2023 (b)(c)(d)(e) (Cost: $4,660,145; Original Acquisition Date: 08/25/2020)	4,662,000	4,566,429
Caelus Re 2018-1 Class A
(T-Bill 3 Month + 0.500%), 06/09/2025 (b)(c)(d)(e)(f) (Cost: $2,681,000; Original Acquisition Date: 05/04/2018)	2,681,000	1,970,535
Caelus Re 2018-1 Class B
(T-Bill 3 Month + 0.100%), 06/09/2025 (b)(c)(d)(e)(f) (Cost: $1,743,791; Original Acquisition Date: 05/04/2018)	1,745,000	21,900
Caelus Re 2018-1 Class C
(T-Bill 3 Month + 0.100%), 06/09/2025 (b)(c)(d)(e)(f) (Cost: $3,218,000; Original Acquisition Date: 05/04/2018)	3,218,000	16,251
Caelus Re 2020-1 Class A-1
(T-Bill 3 Month + 5.380%), 06/07/2023 (b)(c)(d)(e) (Cost: $1,123,406; Original Acquisition Date: 04/20/2020)	1,135,000	1,114,400
Caelus Re V 2017-1 Class B
(T-Bill 3 Month + 0.100%), 06/05/2024 (b)(c)(d)(e)(f) (Cost: $495,300; Original Acquisition Date: 04/27/2017)	495,300	284,797
Caelus Re V 2017-1 Class C
(T-Bill 3 Month + 0.100%), 06/05/2023 (b)(c)(d)(e)(f) (Cost: $3,170,000; Original Acquisition Date: 04/27/2017)	3,170,000	158,500

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

Consolidated Schedule of Investments as of July 31, 2022 (Unaudited)

	PRINCIPAL AMOUNT	VALUE
Multiperil - 7.5% (continued)
Caelus Re V 2017-1 Class D
(T-Bill 3 Month + 0.100%), 06/05/2023 (b)(c)(d)(e)(f) (Cost: $1,400,468; Original Acquisition Date: 04/27/2017)	$1,400,468	$140
Easton Re 2020-1 Class A
(T-Bill 3 Month + 4.000%), 01/08/2024 (b)(c)(d)(e) (Cost: $1,397,000; Original Acquisition Date: 12/15/2020)	1,397,000	1,355,998
Espada Reinsurance 2016-1 Class 20
(T-Bill 3 Month + 0.500%), 09/06/2022 (b)(c)(d)(e)(f) (Cost: $274,230; Original Acquisition Date: 02/12/2016)	274,230	82,269
Four Lakes Re 2021-1 Class A
(T-Bill 3 Month + 4.750%), 07/01/2025 (b)(c)(d)(e) (Cost: $1,725,444; Original Acquisition Date: 07/13/2022)	1,750,000	1,716,750
Herbie Re 2020-1 Class A
(T-Bill 3 Month + 9.130%), 07/08/2024 (b)(c)(d)(e) (Cost: $5,101,000; Original Acquisition Date: 06/09/2020)	5,101,000	4,976,281
Kilimanjaro III Re 2019-1 Class A-1
(T-Bill 3 Month + 16.660%), 12/19/2023 (b)(c)(d)(e) (Cost: $14,426,971; Original Acquisition Date: 04/28/2020)	14,750,000	13,765,438
Kilimanjaro III Re 2019-1 Class A-2
(T-Bill 3 Month + 16.660%), 12/19/2024 (b)(c)(d)(e) (Cost: $10,574,324; Original Acquisition Date: 04/29/2020)	10,883,000	10,170,164
Kilimanjaro Re 2018-2 Class A-2
(3 Month Libor USD + 13.610%), 05/05/2023 (b)(c)(d)(e) (Cost: $2,613,725; Original Acquisition Date: 04/18/2018)	2,660,000	2,530,857
Kilimanjaro Re 2018-2 Class B-2
(3 Month Libor USD + 4.940%), 05/05/2023 (b)(c)(d)(e) (Cost: $4,945,000; Original Acquisition Date: 04/18/2018)	4,945,000	4,830,523
MetroCat Re 2020-1 Class A
(T-Bill 3 Month + 5.500%), 05/08/2023 (b)(c)(e) (Cost: $2,478,439; Original Acquisition Date: 05/06/2020)	2,467,000	2,439,370
Mona Lisa Re 2020-1 Class A
(T-Bill 3 Month + 7.500%), 01/09/2023 (b)(c)(e) (Cost: $5,940,483; Original Acquisition Date: 03/20/2020)	6,000,000	5,841,300
Mystic Re IV 2021-1 Class A
(T-Bill 3 Month + 9.750%), 01/08/2024 (b)(c)(d)(e) (Cost: $1,862,000; Original Acquisition Date: 12/15/2020)	1,862,000	1,835,653
Mystic Re IV 2021-2 Class A
(T-Bill 3 Month + 5.810%), 01/08/2025 (b)(c)(d)(e) (Cost: $3,370,187; Original Acquisition Date: 07/06/2022)	3,500,000	3,371,375
Residential Re 2016-I Class 10
(T-Bill 3 Month + 0.500%), 09/06/2022 (b)(c)(d)(e)(f) (Cost: $1,353,174; Original Acquisition Date: 04/28/2016)	1,353,174	33,829
Residential Re 2019-I Class 12
(T-Bill 3 Month + 8.150%), 06/06/2023 (b)(c)(d)(e) (Cost: $505,000; Original Acquisition Date: 05/08/2019)	505,000	472,276
Residential Re 2019-I Class 13
(T-Bill 3 Month + 4.650%), 06/06/2023 (b)(c)(d)(e) (Cost: $1,085,782; Original Acquisition Date: 05/08/2019)	1,088,000	1,072,550
Residential Re 2019-II Class 2
(T-Bill 3 Month + 12.390%), 12/06/2023 (b)(c)(d)(e) (Cost: $1,294,000; Original Acquisition Date: 11/05/2019)	1,294,000	1,233,958
Residential Re 2020-I Class 13
(T-Bill 3 Month + 5.500%), 06/06/2024 (b)(c)(d)(e) (Cost: $1,759,000; Original Acquisition Date: 05/27/2020)	1,759,000	1,746,159
Residential Re 2020-II Class 3
(T-Bill 3 Month + 7.980%), 12/06/2024 (b)(c)(d)(e) (Cost: $1,467,025; Original Acquisition Date: 10/30/2020)	1,486,000	1,451,599
Residential Re 2020-II Class 4
(T-Bill 3 Month + 6.180%), 12/06/2024 (b)(c)(e) (Cost: $1,269,000; Original Acquisition Date: 10/30/2020)	1,269,000	1,260,625
Residential Re 2021-II Class 3
(T-Bill 3 Month + 5.180%), 12/06/2025 (b)(c)(d)(e) (Cost: $964,476; Original Acquisition Date: 07/12/2022)	1,000,000	961,750
Residential Re 2022-I Class 14
(T-Bill 3 Month + 4.000%), 06/06/2026 (b)(c)(d)(e) (Cost: $15,000,000; Original Acquisition Date: 05/02/2022)	2,000,000	1,985,100
Sanders Re II 2020-1 Class A
(3 Month Libor USD + 4.250%), 04/07/2024 (b)(c)(d)(e) (Cost: $2,689,000; Original Acquisition Date: 03/18/2020)	2,689,000	2,685,773
Sanders Re II 2021-1 Class A
(T-Bill 3 Month + 3.250%), 04/07/2025 (b)(c)(d)(e) (Cost: $973,827; Original Acquisition Date: 07/15/2022)	1,000,000	964,000
Sanders Re II 2021-2 Class A
(T-Bill 3 Month + 3.090%), 04/07/2025 (b)(c)(d)(e) (Cost: $4,195,869; Original Acquisition Date: 07/15/2022)	4,315,000	4,181,235

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

Consolidated Schedule of Investments as of July 31, 2022 (Unaudited)

	PRINCIPAL AMOUNT	VALUE
Multiperil - 7.5% (continued)
Stratosphere Re 2020-1 Class A
(T-Bill 3 Month + 2.750%), 02/07/2023 (b)(c)(d)(e) (Cost: $567,132; Original Acquisition Date: 04/20/2020)	$568,000	$564,819
Titania Re 2021-1 Class A
(T-Bill 3 Month + 5.030%), 06/21/2024 (b)(c)(d)(e) (Cost: $1,934,121; Original Acquisition Date: 07/06/2022)	2,000,000	1,911,400

		90,505,169

Windstorm - 2.6%
Alamo Re 2020-1 Class A
(T-Bill 3 Month + 5.520%), 06/08/2023 (b)(c)(d)(e) (Cost: $12,320,000; Original Acquisition Date: 05/29/2020)	12,320,000	12,149,984
Alamo Re 2022-1 Class A
(T-Bill 3 Month + 7.250%), 06/09/2025 (b)(c)(d)(e) (Cost: $983,543; Original Acquisition Date: 07/27/2022)	1,000,000	981,500
Alamo Re Ltd 2021-1 Class A
(T-Bill 3 Month + 4.000%), 06/07/2024 (b)(c)(d)(e) (Cost: $2,787,868; Original Acquisition Date: 07/27/2022)	3,000,000	2,783,250
Blue Halo Re 2020-1 Class A
(T-Bill 3 Month + 13.250%), 06/28/2023 (b)(c)(d)(e) (Cost: $3,616,000; Original Acquisition Date: 06/16/2020)	3,616,000	3,591,411
Bonanza Re 2020-2 Class A
(T-Bill 3 Month + 4.750%), 12/23/2024 (b)(c)(d)(e) (Cost: $1,490,000; Original Acquisition Date: 12/15/2020)	1,490,000	1,440,234
Cape Lookout Re 2021-1 Class A
(T-Bill 3 Month + 3.220%), 03/22/2024 (b)(c)(d)(e) (Cost: $1,959,194; Original Acquisition Date: 07/27/2022)	2,000,000	1,962,000
Citrus Re 2017-1 Class A
(6 Month Libor USD + 5.310%), 03/20/2023 (b)(c)(d)(e)(f) (Cost: $429,725; Original Acquisition Date: 03/06/2017)	429,725	44,004
Everglades II 2020-2 A
(T-Bill 3 Month + 6.450%), 05/04/2023 (b)(c)(d)(e) (Cost: $1,649,000; Original Acquisition Date: 05/21/2020)	1,649,000	1,631,685
Everglades Re II 2021-1 Class A
(T-Bill 3 Month + 5.750%), 05/14/2024 (b)(c)(d)(e) (Cost: $3,844,337; Original Acquisition Date: 07/11/2022)	4,100,000	3,838,215
First Coast Re 2019-1 Class A
(T-Bill 3 Month + 5.180%), 06/07/2023 (b)(c)(d)(e) (Cost: $506,000; Original Acquisition Date: 05/16/2019)	506,000	496,766
Integrity Re 2020-1 Class A
(3 Month Libor USD + 7.530%), 04/12/2023 (b)(c)(e) (Cost: $2,061,000; Original Acquisition Date: 03/18/2020)	2,061,000	2,038,432
Manatee Re III 2019-1 Class B
(T-Bill 3 Month + 9.820%), 06/08/2026 (b)(c)(d)(e)(f) (Cost: $507,000; Original Acquisition Date: 05/23/2019)	507,000	10,140

		30,967,621

		170,509,264

TOTAL EVENT LINKED BONDS (Cost $228,571,461)		212,062,467

QUOTA SHARES AND OTHER REINSURANCE-RELATED SECURITIES - 66.2%
PARTICIPATION NOTES - 2.0%
Global - 2.0%
Multiperil - 2.0%
Alturas Re 2019-1 Class A
03/10/2023 (b)(d)(e)(f)(h)(i) (Cost: $20,001; Original Acquisition Date: 12/20/2018)	20,001	—
Alturas Re 2020-1 Class B
03/10/2023 (b)(d)(e)(f)(h)(i) (Cost: $2,312,329; Original Acquisition Date: 12/27/2019)	2,312,329	252,212
Eden Re II 2019-1 Class B
03/22/2023 (b)(d)(e)(f)(i) (Cost: $70,357; Original Acquisition Date: 12/19/2018)	70,357	1,486,253
Eden Re II 2020-1 Class B
03/22/2024 (b)(d)(e)(f)(h)(i) (Cost: $4,782,986; Original Acquisition Date: 12/26/2019)	4,782,986	2,459,580
Eden Re II 2021-1 Class B
03/21/2025 (b)(d)(e)(f)(i) (Cost: $6,750,000; Original Acquisition Date: 12/21/2020)	6,750,000	5,431,931
Eden Re II 2022-1 Class B
03/20/2026 (b)(d)(e)(f)(h)(i) (Cost: $5,000,000; Original Acquisition Date: 12/17/2021)	5,000,000	5,069,942
Limestone Re 2019-1 B
09/09/2022 (b)(d)(e)(f)(h)(i) (Cost: $38,651; Original Acquisition Date: 12/24/2018)	38,651	—
Limestone Re 2019-2 B
03/01/2023 (b)(d)(e)(f)(i) (Cost: $70,009; Original Acquisition Date: 06/25/2019)	70,009	—

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

Consolidated Schedule of Investments as of July 31, 2022 (Unaudited)

	PRINCIPAL AMOUNT	VALUE
Multiperil - 2.0% (continued)
Limestone Re 2020-1 A
03/01/2024 (b)(d)(e)(f)(i) (Cost: $2,556; Original Acquisition Date: 02/19/2021)	$2,556	$29,278
Sector Re V Series 9 Class A
03/01/2023 (b)(e)(f)(h) (Cost: $4,545,273; Original Acquisition Date: 04/24/2019)	4,561,699	3,425,376
Sector Re V Series 9 Class B
03/01/2023 (b)(e)(f)(h) (Cost: $2,539,878; Original Acquisition Date: 04/24/2019)	2,549,056	1,914,084
Sector Re V Series 9 Class D
12/01/2024 (b)(e)(f) (Cost: $318,088; Original Acquisition Date: 12/10/2019)	319,973	911,456
Sector Re V Series 9 Class G
03/01/2023 (b)(e)(f) (Cost: $23,736; Original Acquisition Date: 04/24/2019)	23,759	574,604
Sussex Re 2020-A
12/31/2022 (e)(f)(i) (Cost: $0; Original Acquisition Date: 01/22/2020)	—	35,062
Sussex Re 2021-A
12/31/2022 (b)(e)(f)(h)(i) (Cost: $260,065; Original Acquisition Date: 12/29/2020)	260,065	220,681
Sussex Re 2022-A
12/31/2023 (b)(e)(f)(h)(i) (Cost: $1,820,000; Original Acquisition Date: 01/05/2022)	1,820,000	1,927,807
Versutus 2018 A-5
03/31/2023 (b)(e)(f)(i) (Cost: $0; Original Acquisition Date: 12/15/2017)	—	46
Versutus 2019-B
12/31/2022 (b)(e)(f)(h)(i) (Cost: $2,033,286; Original Acquisition Date: 12/21/2018)	2,033,286	100

TOTAL PARTICIPATION NOTES (Cost $30,587,215)		23,738,412

	SHARES	VALUE
PREFERENCE SHARES - 64.0%
Global - 63.9%
Marine/Energy - 0.0% (a)
Kauai (Artex Segregated Account Company) (b)(e)(f)(h)(i) (Cost: $24,615,538; Original Acquisition Date: 01/07/2016)	51,394	246

Multiperil - 63.9%
Arenal (Artex Segregated Account Company) (b)(e)(f)(h)(i) (Cost: $34,029,926; Original Acquisition Date: 12/22/2017)	165,450	27,505,255
Baldwin (Horseshoe Re) (b)(e)(f)(h)(i) (Cost: $32,738,159; Original Acquisition Date: 01/04/2018)	1,328,746	—
Bowery (Artex Segregated Account Company) (b)(e)(f)(h)(i) (Cost: $72,856,150; Original Acquisition Date: 09/29/2017)	200,075	59,181,008
Brighton (Horseshoe Re) (b)(e)(f)(h)(i) (Cost: $30,018,722; Original Acquisition Date: 06/12/2020)	1,022,526	28,836,975
Cardinal Re 2015-1 (b)(e)(f)(h)(i) (Cost: $19,432,023; Original Acquisition Date: 07/29/2015)	149	12,188,237
Carlsbad 2 (Artex Segregated Account Company) (b)(e)(f)(h)(i) (Cost: $0; Original Acquisition Date: 04/28/2014)	190,319	50,456
Cumberland (Artex Segregated Account Company) (b)(e)(f)(h)(i) (Cost: $28,291,788; Original Acquisition Date: 04/10/2015)	28,898	5,300,813
Cypress (Horseshoe Re) (b)(e)(f)(h)(i) (Cost: $14,354,179; Original Acquisition Date: 05/31/2017)	125,090,500	10,180,490
Emerald Lake (Artex Segregated Account Company) (b)(e)(f)(h)(i) (Cost: $31,931,023; Original Acquisition Date: 12/16/2015)	504,899	1,815,911
Florblanca (Artex Segregated Account Company) (b)(e)(f)(h)(i) (Cost: $21,283,384; Original Acquisition Date: 12/29/2016)	77,550	23,141,217
Freeport (Horseshoe Re) (b)(e)(f)(h)(i) (Cost: $26,861,913; Original Acquisition Date: 04/04/2018)	750,718	120,878
Harambee Re 2018 (b)(e)(f)(h)(i) (Cost: $0; Original Acquisition Date: 12/15/2017)	276	—
Harambee Re 2019 (b)(e)(f)(h)(i) (Cost: $1,971; Original Acquisition Date: 12/21/2018)	2,199	—
Hatteras (Artex Segregated Account Company) (b)(e)(f)(h)(i) (Cost: $61,009,247; Original Acquisition Date: 12/30/2014)	58,673	35,156,886
Hudson Charles (Mt. Logan Re) (b)(e)(f)(h) (Cost: $12,736,141; Original Acquisition Date: 01/02/2014)	12,736	9,012,423
Hudson Charles 2 (Mt. Logan Re) (b)(e)(f)(h) (Cost: $19,105,594; Original Acquisition Date: 03/31/2017)	19,106	12,837,383
Iseo (Artex Segregated Account Company) (b)(e)(f)(h)(i) (Cost: $0; Original Acquisition Date: 09/08/2017)	183,543	—
Kensington (Horseshoe Re) (b)(e)(f)(h)(i) (Cost: $11,862,299; Original Acquisition Date: 08/16/2018)	954,585	24,269,448
Latigo (Artex Segregated Account Company) (b)(e)(f)(h)(i) (Cost: $33,585,477; Original Acquisition Date: 12/31/2014)	473	33,984,381
Lorimer (Horseshoe Re) (b)(e)(f)(i) (Cost: $0; Original Acquisition Date: 01/03/2019)	501,528	—
LRe 2019 (Lorenz Re Ltd.) (b)(e)(f)(h)(i) (Cost: $310,814; Original Acquisition Date: 07/30/2019)	3,195	309,852
Mackinac (Artex Segregated Account Company) (b)(e)(f)(i) (Cost: $0; Original Acquisition Date: 02/05/2015)	55,584	6,251,719
Madison (Artex Segregated Account Company) (b)(e)(f)(h)(i) (Cost: $37,681,678; Original Acquisition Date: 12/12/2016)	97,141	22,475,939

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

Consolidated Schedule of Investments as of July 31, 2022 (Unaudited)

	SHARES	VALUE
Multiperil - 63.9% (continued)
Mohonk (Artex Segregated Account Company) (b)(e)(f)(h)(i) (Cost: $77,159,598; Original Acquisition Date: 03/24/2016)	103	$63,583,260
Mulholland (Artex Segregated Account Company) (b)(e)(f)(h)(i) (Cost: $12,372,687; Original Acquisition Date: 12/26/2013)	114	—
Pelham (Horseshoe Re) (b)(e)(f)(h)(i) (Cost: $21,129,518; Original Acquisition Date: 01/02/2018)	264,553	4,154,189
Peregrine LCA (b)(e)(f)(h)(i) (Cost: $76,799,993; Original Acquisition Date: 12/27/2016)	11,238,563	85,619,070
Rondout (Artex Segregated Account Company) (b)(e)(f)(h)(i) (Cost: $67,671,563; Original Acquisition Date: 05/27/2016)	100,674	68,923,453
Sheepshead (Horseshoe Re) (b)(e)(f)(h)(i) (Cost: $26,911,495; Original Acquisition Date: 06/12/2020)	969,034	27,678,702
Skytop (Artex Segregated Account Company) (b)(e)(f)(h)(i) (Cost: $0; Original Acquisition Date: 01/09/2014)	210	—
SR0001 (Horseshoe Re) (b)(e)(f)(h)(i) (Cost: $0; Original Acquisition Date: 07/10/2015)	1,757	—
St. Kevins (Artex Segregated Account Company) (b)(e)(f)(h)(i) (Cost: $23,209,069; Original Acquisition Date: 12/29/2016)	42,944	2,403,882
Sugarloaf (Artex Segregated Account Company) (b)(e)(f)(h)(i) (Cost: $2,262,381; Original Acquisition Date: 01/12/2016)	19,288	—
Sussex Designated Investment Series (b)(e)(f)(h)(i) (Cost: $2,202,830; Original Acquisition Date: 01/22/2019)	4,790	277,634
Sussex Designated Investment Series Dec 19 (b)(e)(f)(i) (Cost: $0; Original Acquisition Date: 01/24/2020)	3,895	314,948
Sussex Designated Investment Series May 2019 (b)(e)(f)(h)(i) (Cost: $564,313; Original Acquisition Date: 06/20/2019)	1,378	217,616
Sutton (Artex Segregated Account Company) (b)(e)(f)(h)(i) (Cost: $32,337,251; Original Acquisition Date: 03/24/2017)	42,693	780,785
Thopas Re 2019 (b)(e)(f)(i) (Cost: $0; Original Acquisition Date: 12/21/2018)	249	20,529
Twin Lakes (Artex Segregated Account Company) (b)(e)(f)(i) (Cost: $0; Original Acquisition Date: 01/04/2016)	86,107	2,582,614
Viribus Re 2018 (b)(e)(f)(h)(i) (Cost: $0; Original Acquisition Date: 12/22/2017)	769,847	—
Viribus Re 2019 (b)(e)(f)(h)(i) (Cost: $547,651; Original Acquisition Date: 12/26/2018)	534,163	—
Windsor (Horseshoe Re) (b)(e)(f)(i) (Cost: $0; Original Acquisition Date: 12/29/2017)	1,230,204	—
Woodside (Horseshoe Re) (b)(e)(f)(h)(i) (Cost: $30,487,613; Original Acquisition Date: 06/12/2020)	1,012,875	28,404,358
Yellowstone (Artex Segregated Account Company) (b)(e)(f)(h)(i) (Cost: $0; Original Acquisition Date: 01/08/2014)	100	—
Yoho (Artex Segregated Account Company) (b)(e)(f)(h)(i) (Cost: $54,190,672; Original Acquisition Date: 05/17/2016)	357,363	14,746,685
Yorkville (Artex Segregated Account Company) (b)(e)(f)(h)(i) (Cost: $130,097,000; Original Acquisition Date: 05/31/2019)	143,394	154,861,202

		767,188,198

		767,188,444

United States - 0.1%
Multiperil - 0.0%
SR0005 (Horseshoe Re) (b)(e)(f)(h)(i) (Cost: $6,360,627; Original Acquisition Date: 04/15/2016)	6,966,774	—

Windstorm - 0.1%
Riverdale (Horseshoe Re) (b)(e)(f)(h)(i) (Cost: $11,792,426; Original Acquisition Date: 06/10/2020)	251,610	414,657
SR0006 (Horseshoe Re) (b)(e)(f)(h)(i) (Cost: $2,470,449; Original Acquisition Date: 08/09/2016)	39,381,541	154,691

		569,348

		569,348

TOTAL PREFERENCE SHARES (Cost $1,091,273,162)		767,757,792

PRIVATE FUND UNITS - 0.2%
Global - 0.2%
Multiperil - 0.2%
Aeolus Property Catastrophe J17 Keystone Fund (b)(e)(f)(h)(i) (Cost: $1,354,728; Original Acquisition Date: 01/20/2017)	1,549	450,353
Aeolus Property Catastrophe J18 Keystone Fund (b)(e)(f)(h)(i) (Cost: $105,955; Original Acquisition Date: 02/20/2018)	106	521,766
Aeolus Property Catastrophe J19 Keystone Fund (b)(e)(f)(h)(i) (Cost: $5,116; Original Acquisition Date: 01/14/2019)	5	135,102
Aeolus Property Catastrophe MY17 Keystone Fund (b)(e)(f)(h)(i) (Cost: $1,650,222; Original Acquisition Date: 07/06/2017)	1,650	262,302
Aeolus Property Catastrophe MY18 Keystone Fund (b)(e)(f)(h)(i) (Cost: $1,009,870; Original Acquisition Date: 07/17/2018)	1,010	807,955

TOTAL PRIVATE FUND UNITS (Cost $4,125,891)		2,177,478

TOTAL QUOTA SHARES AND OTHER REINSURANCE-RELATED SECURITIES (Cost $1,125,986,268)		793,673,682

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

Consolidated Schedule of Investments as of July 31, 2022 (Unaudited)

	PRINCIPAL AMOUNT	VALUE
LIMITED LIABILITY PARTNERSHIP - 0.0%
Operating Companies - 0.0%
Global - 0.0%
Multiperil - 0.0%
Point Dume LLP (f)(h)(i)(j)		$—

TOTAL LIMITED LIABILITY PARTNERSHIP (Cost $24,299,799)		—

SHORT-TERM INVESTMENTS - 10.2%
Money Market Funds - 10.2%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class - 1.41% (k)	$61,629,785	61,629,785
First American Government Obligations Fund - Class Z - 1.44% (k)	24,908	24,908
First American Treasury Obligations Fund - Class Z - 1.58% (k)	24,908	24,908
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 1.51% (k)	61,654,693	61,654,693
Short-Term Investments Trust - Treasury Portfolio - Institutional Class - 1.59% (k)	24,907	24,907

TOTAL SHORT-TERM INVESTMENTS (Cost $123,359,201)		123,359,201

TOTAL INVESTMENTS (Cost $1,502,216,729) - 94.1%		1,129,095,350

OTHER ASSETS IN EXCESS OF LIABILITIES - 5.9%		70,838,248

TOTAL NET ASSETS - 100.0%		$1,199,933,598

Principal amounts stated in U.S. dollars unless otherwise stated.

Country shown is geographic area of peril risk.

Percentages are stated as a percent of net assets.

(a)	Rounds to zero.
(b)

Foreign issued security. Total foreign securities by country of domicile are $1,005,701,087. Foreign concentration is as follows: Bermuda: 79.6%, Singapore: 1.3%, Cayman Islands: 1.1%, Ireland: 0.7%, Supranational: 0.7%, and Great Britain: 0.4%.

(c)

Variable rate security. Reference rates as of July 31, 2022 are as follows: 3 Month Euribor 0.25%, 3 Month Libor 2.80%, T-Bill 3 Month 2.37%, Secured Overnight Financing Rate (SOFR) 2.27%, and 6 Month Libor 3.38%. Actual reference rates may vary based on the reset date of the security.

(d)

Although security is restricted as to resale, the Fund’s Adviser has determined this security to be liquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at July 31, 2022 was $208,287,649, which represented 17.4% of net assets.

(e)	Security is restricted as to resale.
(f)	Value determined using significant unobservable inputs.
(g)	Zero-coupon bond. The rate shown is the yield to maturity based upon original cost which may differ from current cost due to returns of capital received.
(h)	Non-income producing security.
(i)

Security is fair valued by the Adviser Valuation Committee using an insurance industry loss model pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities is $764,998,356, which represents 63.8% of net assets.

(j)

The partnership is a member of the Lloyd’s of London marketplace through which it may generate profits from participations in the insurance or reinsurance of activities of certain underwriters. Members are required to post collateral for potential losses, which is in the form of a trust deed.

(k)	Rate shown is the 7-day effective yield.

The accompanying Notes are an integral part of the Consolidated Schedule of Investments.

Notes to Consolidated Financial Statements

1. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Stone Ridge Reinsurance Risk Premium Interval Fund (the “Fund”) in the preparation of its consolidated financial statements. The consolidated financial statements have been prepared in conformity with generally accepted accounting principles in the United States of America. The Fund is an investment company and applies specific accounting and financial reporting requirements under Financial Accounting Standards Board Accounting Standards Topic 946, Financial Services – Investment Companies.

2. Investment Valuation and Fair Value Measurement

The Board of Trustees (the “Board”) has approved procedures pursuant to which the Fund values its investments (the “Valuation Procedures”). The Board has established a Valuation Committee (the “Board Valuation Committee”), which has designated Stone Ridge Asset Management LLC (the “Adviser”) to serve as valuation designee and, in that capacity, to bear responsibility for implementing the Valuation Procedures, including performing fair valuation determinations relating to all investments held by the Fund (as needed), subject to the oversight of the Board Valuation Committee and certain reporting and other requirements as described in the Valuation Procedures. A committee consisting of personnel of the Adviser (the “Adviser Valuation Committee”) performs certain functions in implementing the Valuation Procedures, including with respect to the performance of fair valuation determinations.

Listed below is a summary of certain of the methods generally used currently to value investments of the Fund under the Valuation Procedures:

With respect to pricing of insurance-linked securities for which at least one designated independent broker provides a price, that price (or, if multiple designated independent brokers provide a price, the average of such prices) will be used to value the security. The Fund typically utilizes an independent data delivery vendor to obtain the prices, average them and communicate the resulting value to the Administrator. If no designated independent broker provides a price for the security in question, the Adviser Valuation Committee will generally utilize prices provided by one or more other brokers that the Adviser has approved to value the security. For certain securities, an administrator or third-party manager may regularly provide net asset values that may be used to determine the price at which an investor can subscribe for or redeem an investment in that security, subject to any relevant restrictions on the timing of such subscriptions or redemptions. The Adviser Valuation Committee will generally rely upon such valuations, with any necessary adjustment to reflect relevant corporate actions (e.g., dividends paid but not yet reflected in the reported net asset value).

Other insurance-linked securities are valued using an insurance industry loss model pursuant to procedures approved by the Board of Trustees.

Non-prime money market funds and cash sweep programs are generally valued at amortized cost, which approximates fair value.

Other debt securities, including corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, loans, mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities (except event-linked bonds) are valued by an independent pricing service at an evaluated (or estimated) mean between the closing bid and asked prices.

For investments in investment companies that are registered under the Investment Company Act of 1940 (the “1940 Act”), the value of the shares of such funds is calculated based upon the net asset value (“NAV”) per share of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

Exchange-traded derivatives, such as options and futures contracts, are valued at the settlement price on the exchange or mean of the bid and asked prices.

Non-exchange traded derivatives, including over-the-counter (“OTC”) options, are generally valued on the basis of valuations provided by a pricing service or using quotes provided by a broker/dealer (typically the counterparty).

Generally, the Fund must value its assets using market quotations when they are readily available. If, with respect to any portfolio instrument, market quotations are not readily available or available market quotations are deemed to be unreliable by the Adviser Valuation Committee, then such instruments will be valued as determined in good faith by the Adviser Valuation Committee. In these circumstances, the Fund determines fair value in a manner that seeks to reflect the market value of the security on the valuation date based on consideration by the Adviser Valuation Committee of any information or factors it deems appropriate.

Fair value pricing may require subjective determinations about the value of a portfolio instrument. Fair values may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by the Fund. It is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund.

A substantial portion of the Fund’s investments are U.S. dollar denominated investments. Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold. The value of investments traded in markets outside the U.S. or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed, and the NAV of the Fund’s shares may change on days when an investor is not able to purchase shares or sell shares in connection with a periodic repurchase offer. The calculation of the Fund’s NAV may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations.

The Fund adheres to authoritative fair valuation accounting standards that set out a hierarchy for measuring fair valuation inputs. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1 Inputs: quoted prices (unadjusted) in active markets for identical assets or liabilities that the Fund can access at the measurement date;

Level 2 Inputs: inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly including inputs in markets that are not considered to be active or in active markets for similar assets or liabilities, observable inputs other than quoted prices and inputs that are not directly observable but are corroborated by observable market data;

Level 3 Inputs: significant unobservable inputs for the asset or liability.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Adviser’s perceived risk of that instrument.

There were transfers between Level 2 and Level 3 during the reporting period. The transfer from Level 2 to Level 3 occurred because there was no longer observable market data for the security as of July 31, 2022. The following table summarizes the inputs used to value the Fund’s investments as of July 31, 2022:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Event-Linked Bonds
Europe	$—	$324,598	$—	$324,598
Global(1)	—	27,626,407	—	27,626,407
Japan	—	5,916,235	—	5,916,235
Mexico	—	7,685,963	—	7,685,963
United States	—	167,886,899	2,622,365	170,509,264

Total Event-Linked Bonds	—	209,440,102	2,622,365	212,062,467
Quota Shares and Other Reinsurance-Related Securities
Participation Notes(1)(2)	—	—	23,738,412	23,738,412
Preference Shares
Global(1)	—	—	767,188,444	767,188,444
United States(1)	—	—	569,348	569,348

Total Preference Shares	—	—	767,757,792	767,757,792
Private Fund Units(2)	—	—	2,177,478	2,177,478

Total Quota Shares and Other Reinsurance-Related Securities	—	—	793,673,682	793,673,682
Limited Liability Partnership(1)(2)	—	—	—	—
Money Market Funds	123,359,201	—	—	123,359,201

Total Assets	$123,359,201	$209,440,102	$796,296,047	$1,129,095,350

(1)	Includes Level 3 investments with a value of zero.
(2)	For further security characteristics, see the Fund’s Consolidated Schedule of Investments.

Below is a reconciliation that details the activity of securities in Level 3 during the period ended July 31, 2022:

	Event-Linked Bonds	Participation Notes	Preference Shares	Private Fund Units	Limited Liability Partnership
Beginning Balance - November 1, 2021	$894,721	$38,088,811	$1,090,751,683	$12,998,650	$—
Acquisitions	—	7,482,490	—	—	—
Dispositions	—	(19,507,678)	(112,039,242)	(12,026,894)	(21,590,665)
Realized gains (losses)	(536,000)	1,259,448	(31,886,104)	(3,083,049)	—
Return of capital	—	(771,031)	(289,709,539)	—	—
Change in unrealized appreciation/(depreciation)	293,109	(2,813,628)	110,640,994	4,288,771	21,590,665
Transfers in/(out) Level 3	1,970,535	—	—	—	—

Ending Balance - July 31, 2022	$2,622,365	$23,738,412	$767,757,792	$2,177,478	$—

As of July 31, 2022, the change in unrealized appreciation (depreciation) on positions still held in the Fund was $226,085 for Event-Linked Bonds, $(217,950) for Participation Notes, $81,356,460 for Preference Shares, $4,288,771 for Private Fund Units, and $21,590,665 for Limited Liability Partnerships.

Unobservable inputs included original transaction price, losses from severe weather events, other natural and non-natural catastrophes and insurance and reinsurance premiums. Significant decreases in premiums or increases in losses related to severe weather or other natural and non-natural catastrophes in isolation would result in a significantly lower fair value measurement. Participation notes, preference shares, and private fund units are monitored daily for significant events that could affect the value of the instruments.

The following table summarizes the quantitative inputs used for investments categorized as Level 3 of the fair value hierarchy as of July 31, 2022.

TYPE OF SECURITY	INDUSTRY	FAIR VALUE AT 7/31/22	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS	RANGE	WEIGHTED AVERAGE(1)
Event-Linked Bonds	Financial Services	$—	Insurance industry loss model	Estimated losses: Estimated premiums earned:	$2.2MM-$2.2MM $2.0MM-$2.0MM	$0.0MM $0.0MM

Participation Notes	Financial Services	$16,912,892	Insurance industry loss model	Estimated losses: Estimated premiums earned:	$0.0MM-$10.8MM $0.2MM-$10.6MM	$3.6MM $3.8MM

Preference Shares	Financial Services	$745,907,986	Insurance industry loss model	Estimated losses: Estimated premiums earned:	$0.0MM-$286.3MM $0.0MM-$451.6MM	$18.0MM $30.6MM

Private Fund Units	Financial Services	$2,177,478	Insurance industry loss model	Estimated losses: Estimated premiums earned:	$1.3MM-$67.1MM $9.4MM-$27.0MM	$27.6MM $16.7MM

Limited Liability Partnership	Financial Services	$—	Insurance industry loss model	Estimated losses: Estimated premiums earned:	$0.0MM-$73.7MM $0.0MM-$85.2MM	$40.9MM $48.6MM

(1)	Weighed by relative fair value.

The Level 3 securities listed above were fair valued by the Adviser Valuation Committee using an insurance industry loss model pursuant to procedures approved by the Board of Trustees. Other Level 3 securities not listed above were fair valued by the Adviser Valuation Committee using indicative bids pursuant to procedures approved by the Board of Trustees and have a value equal to $2,622,365 for Event-Linked Bonds, $6,825,520 for Participation Notes, and $21,849,806 for Preference Shares and $0 for Private Fund Units.